TAXATION	12 Months Ended
Jul. 31, 2026
Income Tax Disclosure [Abstract]
TAXATION

12. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

United States

TTNP is incorporated in the state of Delaware and is subject to U.S. federal corporate income tax at a rate of 21%, as well as California corporate franchise tax. TTNP was not subject to federal or state corporate income tax as it did not have assessable profit during the periods presented.

Current federal and California tax laws include substantial restrictions on the utilization of net operating losses and tax credits in the event of an ownership change of a corporation under Internal Revenue Code Section 382 and 383.

Malaysia

TalenTec is incorporated in Malaysia and governed by the income taxes laws of Malaysia. The income taxes provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income taxes rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. TalenTec does not qualify for the SME preferential tax rate under the Malaysia Income Tax Act and is therefore subject to standard Malaysia corporate income tax rate of 24% during the year ended July 31, 2026.

Singapore

KEDAS is incorporated in Singapore and considered a Singapore tax resident enterprise under Singapore tax laws and subject to enterprise income tax on its taxable income as determined under Singapore tax laws at a statutory tax rate of 17%.

Indonesia

PT is incorporated in Indonesia and considered an Indonesian tax resident enterprise under Indonesian tax laws and subject to corporate income tax on its taxable income as determined under Indonesian tax laws at a statutory tax rate of 22%.

The components of income/(loss) before income taxes were comprised of the following:

	For the years ended July 31,
	2025	2026
Tax jurisdictions from:
-Cayman Islands	$-	$(3,799,480)
-United States	-	(1,608,865)
-Malaysia	260,353	(356,641)
-Singapore	(50,442)	(48,153)
-Indonesia	-	(6,000)
Income/(loss) before income taxes	$209,911	$(5,819,139)

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

The provision for income taxes consisted of the following:

	For the years ended July 31,
	2025	2026
Current:
-Malaysia	$-	$23,610
-Singapore	-	-
-Others*	-	-
		-
Deferred:		-
-Malaysia	-	-
-Singapore	-	-
-Others*	-	-
Income tax expense	$-	$23,610

*	Refer to the subsidiaries in Cayman Islands, United States and Indonesia.

Reconciliation of the differences between statutory tax rate and the effective tax rate

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The Group adopted the new standard on August 1, 2025 on a prospective basis. Reconciliation of the differences between the statutory tax rate and the Group’s effective tax rate after the adoption of ASU 2023-09 is as follows:

	For the Year ended July 31, 2026
	Amount	Percentage
Statutory tax	$(1,396,593)	24.0%
Foreign Tax Effects
Cayman	911,875	(15.7)%
United States	386,128	(6.6)%
-Changes in valuation allowance	4,030,953	(69.3)%
-Tax attributes expirations	(3,861,091)	66.4%
-Others	216,266	(3.7)%
Other jurisdictions	12,997	(0.2)%
Effect of changes in tax laws or rates enacted in the current year	-	-%
Effect of cross-border tax laws	-	-%
Changes in valuation allowance	94,888	(1.6)%
Nontaxable items	-	-%
Non-deductible expenses	9,895	(0.2)%
Other adjustments
Prior year tax adjustments	4,420	(0.1)%
Effective Tax Rate	$23,610	(0.4)%

Reconciliation of the differences between the statutory tax rate and the Group’s effective tax rate for years prior to the adoption of ASU 2023-09 is as follows:

	For the years ended July 31,
	2024	2025
Income before income tax expense	$153,227	$209,911
Income tax expense at the statutory rate of 17%	26,049	35,685
Tax effect of non-deductible expense	124	3,341
Tax effect of other temporary differences	1,094	(3,132)
Unrecognized deferred tax assets	(25,871)	8,575
Utilize prior year tax losses which not recorded deferred tax assets	(1,396)	(44,469)
Income taxes expense	$-	$-

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Deferred tax assets

	As of July 31,	As of July 31,
	2025	2026
Deferred tax assets:
Net operating loss carry-forwards	$146,561	$42,734,856
Research credit carry-forwards	-	8,399,811
Others	-	606,226
Total deferred tax assets	146,561	51,740,893
Less: Valuation allowance	(146,561)	(51,740,893)
Total deferred tax assets, net	$-	$-

Changes in valuation allowance are as follows:

	For the Years ended July 31,
	2024	2025	2026
Balance at the beginning of the year	242,146	189,010	146,561
Additions	-	8,575	55,438,280
Reduction	(48,842)	(59,233)	(3,861,091)
Foreign exchange effect	(4,294)	8,209	17,143
Balance at the end of the year	189,010	146,561	51,740,893

Additions of valuation allowance for the year ended July 31, 2026 include US$55,142,174 of valuation allowance against historical net operating loss carryforwards and other deferred tax assets of TTNP assumed upon the reverse recapitalization on October 1, 2025 (with a net deferred tax asset carrying value of nil at acquisition).

Total net operating losses (NOLs) carryforwards of the Group’s subsidiaries in Malaysia and Singapore was US$150,278 (RM640,561) and US$711,845 (SGD923,761) as of July 31, 2025. Total net operating losses (NOLs) carryforwards of the Group’s subsidiaries in Malaysia, Singapore and United States was US$551,172 (RM2,250,105), US$768,326 (SGD985,609) and US$202,241,138 as of July 31, 2026, respectively.

As of July 2025, the NOLs carryforwards of TalenTec will expire in 2028. Additional NOLs generated in fiscal year 2026 will expire in 2036. Under Singapore tax legislation, NOLs carryforwards of KEDAS may be carried forward indefinitely, subject to satisfaction of the shareholding continuity test. The NOLs carryforwards of TTNP will be expired from year 2027 through 2037. U.S. federal NOLs generated in taxable years beginning after December 31, 2017 may be carried forward indefinitely. U.S. federal NOLs arising in taxable years beginning before January 1, 2018 expire after 20 years.

As of July 31, 2025 and 2026, the Group did not recognize any net deferred tax assets, as the Group has provided a full valuation allowance, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the Group’s subsidiaries operate.

Uncertain Tax Position

As of July 31, 2025 and 2026, the Group did not have any unrecognized uncertain tax positions, and the Group does not believe that its unrecognized tax benefits will change over the next twelve months.

Tax returns of the Group’s major subsidiaries in Malaysia and Singapore remain subject to examination by relevant tax authorities for five years from the end of each end of the tax assessment year.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)